PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Global Multi Asset Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 6.9%
45,158
Schwab U.S. TIPS ETF
$ 2,331,959
1.9
59,242  Vanguard Global ex-
U.S. Real Estate ETF
2,407,595
2.0
43,922  Vanguard Real Estate
ETF
3,618,294
3.0
8,357,848
6.9
Total Exchange-Traded
Funds
(Cost $9,235,808)
8,357,848
6.9
MUTUAL FUNDS : 91.8%
Affiliated Investment Companies : 66.7%
829,807  Voya Global Bond Fund
- Class R6
5,958,012
4.9
924,854  Voya High Yield Bond
Fund - Class R6
6,233,514
5.1
1,827,054  Voya Intermediate Bond
Fund - Class R6
15,603,043
12.8
292,555  Voya Large Cap Value
Fund - Class R6
3,753,476
3.1
138,398
(1)
Voya MidCap
Opportunities Fund -
Class R6
3,206,690
2.6
674,618  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
6,233,470
5.1
1,319,125  Voya Multi-Manager
International Equity
Fund - Class I
12,531,692
10.3
1,099,467  Voya Multi-Manager
International Factors
Fund - Class I
9,741,281
8.0
349,854  Voya Multi-Manager
Mid Cap Value Fund -
Class I
3,180,171
2.6
1,190,388  Voya Short Term Bond
Fund - Class R6
10,987,284
9.0
35,079
(1)
Voya Small Cap Growth
Fund - Class R6
1,323,898
1.1
177,853  Voya Small Company
Fund - Class R6
2,505,953
2.1
81,258,484
66.7
Unaffiliated Investment Companies : 25.1%
614,656  TIAA-CREF S&P
500 Index Fund -
Institutional Class
30,542,274
25.1
Total Mutual Funds
(Cost $103,718,650)
111,800,758
91.8
Principal
Amount † RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES : 0.0%
Asset-Backed Securities : 0.0%
2,517
(2)
Chase Funding Trust
Series 2003-5 2A2,
6.029%, (TSFR1M +
0.714%),
07/25/2033 $ 2,418
0.0
Total Asset-Backed
Securities
(Cost $2,517)
2,418
0.0
Total Long-Term
Investments
(Cost $112,956,975)
120,161,024
98.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.1%
Mutual Funds : 1.1%
1,284,546
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.220%
1,284,546
1.1
Total Short-Term
Investments
(Cost $1,284,546)
1,284,546
1.1
Total Investments in
Securities
(Cost $114,241,521) $ 121,445,570 99.8
Assets in Excess of
Other Liabilities 264,294 0.2
Net Assets $ 121,709,864 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Variable rate security. Rate shown is the rate in effect as of August
31, 2023.
(3)
Rate shown is the 7-day yield as of August 31, 2023.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Global Multi Asset Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Asset-Backed Securities $ — $ 2,418 $ — $ 2,418
Exchange-Traded Funds 8,357,848 — — 8,357,848
Mutual Funds 111,800,758 — — 111,800,758
Short-Term Investments 1,284,546 — — 1,284,546
Total Investments, at fair value $ 121,443,152 $ 2,418 $ — $ 121,445,570
Other Financial Instruments+
Futures 337,856 — — 337,856
Forward Foreign Currency Contracts — 270,770 — 270,770
Total Assets $ 121,781,008 $ 273,188 $ — $ 122,054,196
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (216,090) $ — $ (216,090)
Futures (24,951) — — (24,951)
Total Liabilities $ (24,951) $ (216,090) $ — $ (241,041)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6 $ 5,966,589 $ 65,891 $ — $ (74,468) $ 5,958,012 $ 65,891 $ — $ —
Voya High Yield Bond Fund - Class R6 6,053,483 98,012 — 82,019 6,233,514 98,012 — —
Voya Intermediate Bond Fund - Class R6 15,662,552 158,493 — (218,002) 15,603,043 158,493 — —
Voya Large Cap Value Fund - Class R6 3,495,567 12,944 — 244,965 3,753,476 12,944 — —
Voya MidCap Opportunities Fund - Class R6 3,091,162 — (203,099) 318,627 3,206,690 — (59,844) —
Voya Multi-Manager Emerging Markets
Equity Fund - Class I 5,990,607 — — 242,863 6,233,470 — — —
Voya Multi-Manager International Equity
Fund - Class I 12,281,058 — — 250,634 12,531,692 — — —
Voya Multi-Manager International Factors
Fund - Class I 9,400,446 — — 340,835 9,741,281 — — —
Voya Multi-Manager Mid Cap Value Fund -
Class I 2,917,781 — — 262,390 3,180,171 — — —
Voya Short Term Bond Fund - Class R6 10,904,152 106,637 — (23,505) 10,987,284 106,636 — —
Voya Small Cap Growth Fund - Class R6 1,202,173 — — 121,725 1,323,898 — — —
Voya Small Company Fund - Class R6 2,376,323 — (113,864) 243,494 2,505,953 — (165) —
$ 79,341,893 $ 441,977 $ (316,963) $ 1,791,577 $ 81,258,484 $ 441,976 $ (60,009) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
3
Voya Global Multi Asset Fund
At August 31, 2023, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
GBP 3,300,000 USD 4,211,864 BNP Paribas 09/05/23 $ (31,402)
USD 7,695,354 JPY 1,097,900,000 Brown Brothers Harriman & Co. 09/05/23 148,180
USD 1,322,408 NOK 13,500,000 Brown Brothers Harriman & Co. 09/05/23 52,580
USD 2,645,685 AUD 4,000,000 Citibank N.A. 09/05/23 53,791
EUR 2,600,000 USD 2,856,773 Morgan Stanley Capital Services LLC 09/05/23 (37,323)
NZD 5,900,000 USD 3,619,715 Morgan Stanley Capital Services LLC 09/05/23 (101,540)
USD 1,374,832 CHF 1,200,000 Standard Chartered Bank 09/05/23 16,219
CAD 3,700,000 USD 2,784,174 UBS AG 09/05/23 (45,825)
$ 54,680
At August 31, 2023, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
S&P 500
®
E-Mini 23 09/15/23 $ 5,193,400 $ 191,832
U.S. Treasury Ultra Long Bond 19 12/19/23 2,459,906 35,290
$ 7,653,306 $ 227,122
Short Contracts:
MSCI Emerging Markets Index (77) 09/15/23 (3,770,305) 110,734
U.S. Treasury 5-Year Note (35) 12/29/23 (3,742,265) (24,951)
$ (7,512,570) $ 85,783
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
Currency Abbreviations:
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 11,990,469
Gross Unrealized Depreciation (4,786,420)
Net Unrealized Appreciation $ 7,204,049